Financial instruments (Schedule of detailed information about foreign currency risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	$ 396,146	$ 515,497	$ 356,499
Other financial asset	13,336	25,525
Other financial liabilities	(67,860)	(31,196)
Currency risk [Member] | Amounts Held In CAD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	8,394	11,498
Trade and other receivables	374	711
Other financial asset	11,287	15,159
Trade and other payables	(5,719)	(5,341)
Other financial liabilities	0	0
Net financial liability	14,336	22,027
Currency risk [Member] | Amounts Held In USD [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	21,217	29,740
Trade and other receivables	56,998	42,056
Other financial asset	0	0
Trade and other payables	(435)	(3,133)
Other financial liabilities	0	0
Net financial liability	77,780	68,663
Currency risk [Member] | Amounts Held In PEN [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Cash and cash equivalents	7,617	13,934
Trade and other receivables	25,413	1,272
Other financial asset	0	0
Trade and other payables	(22,618)	(19,513)
Other financial liabilities	(24,000)	(21,361)
Net financial liability	$ (13,588)	$ (25,668)